Schedule of Investments

January 31, 2021 (Unaudited)

Schedule of Investments
LSV Value Equity Fund
	Shares	Value (000)
U.S. Common Stock (99.3%)
Aerospace & Defense (1.6%)
Curtiss-Wright	66,300	$6,881
General Dynamics	45,500	6,674
Huntington Ingalls Industries	54,600	8,590
Textron	211,600	9,577

		31,722

Agricultural Products (0.4%)
Ingredion	112,500	8,490

Air Freight & Logistics (0.2%)
FedEx	20,300	4,777

Aircraft (1.3%)
Delta Air Lines	176,500	6,700
JetBlue Airways*	537,100	7,702
Lockheed Martin	12,200	3,926
United Airlines Holdings*	182,500	7,298

		25,626

Apparel Retail (0.6%)
Foot Locker	259,600	11,376

Apparel, Accessories & Luxury Goods (0.4%)
Hanesbrands	583,100	8,916

Asset Management & Custody Banks (3.2%)
Ameriprise Financial	142,700	28,236
Bank of New York Mellon	495,100	19,720
State Street	248,900	17,423

		65,379

Automotive (3.1%)
American Axle & Manufacturing Holdings*	600,200	5,288
BorgWarner	305,510	12,828
Ford Motor	1,195,100	12,584
General Motors	378,700	19,192
Goodyear Tire & Rubber	395,880	4,177
Lear	58,800	8,865

		62,934

Automotive Retail (0.5%)
Group 1 Automotive	78,600	10,817

Banks (5.1%)
Bank of America	865,600	25,666
Citizens Financial Group	542,500	19,770
Fifth Third Bancorp	493,600	14,280
Huntington Bancshares	440,400	5,824
Keycorp	515,900	8,698
PNC Financial Services Group	48,400	6,946

LSV Value Equity Fund
	Shares	Value (000)
Banks (continued)
Regions Financial	689,300	$11,725
Zions Bancorp	245,000	10,814

		103,723

Biotechnology (4.1%)
Alexion Pharmaceuticals*	195,300	29,946
Amgen	89,000	21,487
Biogen*	55,100	15,572
Gilead Sciences	199,500	13,087
Regeneron Pharmaceuticals*	8,700	4,383

		84,475

Broadcasting (0.7%)
ViacomCBS, Cl B	277,700	13,468

Building & Construction (1.2%)
Owens Corning	101,000	7,838
PulteGroup	283,900	12,349
TRI Pointe Group*	259,500	5,242

		25,429

Chemicals (2.1%)
Chemours	293,000	7,718
Eastman Chemical	88,400	8,694
Huntsman	431,800	11,407
Ingevity*	85,000	5,584
LyondellBasell Industries, Cl A	110,400	9,468

		42,871

Commercial Printing (0.3%)
Deluxe	165,400	5,605

Commercial Services (0.3%)
Western Union	281,200	6,262

Commodity Chemicals (1.0%)
Cabot	129,200	5,673
Trinseo	137,900	7,009
Valvoline	341,500	8,108

		20,790

Computer & Electronics Retail (0.9%)
Best Buy	97,500	10,610
Rent-A-Center, Cl A	181,800	7,872

		18,482

Computers & Services (5.5%)
Amdocs	113,300	8,001
DXC Technology	255,100	7,194
eBay	322,300	18,213
Hewlett Packard Enterprise	821,800	10,141
HP	720,100	17,527
NCR*	141,400	4,717

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Computers & Services (continued)
Oracle	413,000	$24,959
Seagate Technology	217,500	14,381
Xerox Holdings	290,800	6,116

		111,249

Construction & Engineering (0.8%)
EMCOR Group	81,100	7,161
MasTec*	128,300	9,898

		17,059

Diversified REITs (0.3%)
VEREIT	195,160	6,875

Drug Retail (1.0%)
Walgreens Boots Alliance	408,300	20,517

Electric Utilities (0.7%)
Evergy	88,100	4,734
NRG Energy	246,000	10,186

		14,920

Electrical Components & Equipment (0.7%)
Acuity Brands	71,770	8,630
Energizer Holdings	142,200	6,234

		14,864

Electrical Services (1.2%)
Exelon	256,700	10,668
Vistra Energy	704,937	14,078

		24,746

Electronic Equipment & Instruments (0.2%)
OSI Systems*	36,000	3,241

Financial Services (4.6%)
Ally Financial	419,400	15,870
Capital One Financial	68,900	7,184
Citigroup	531,400	30,815
Discover Financial Services	111,400	9,306
Goldman Sachs Group	56,200	15,240
Navient	755,400	8,502
Santander Consumer USA Holdings	316,100	6,986

		93,903

Food, Beverage & Tobacco (4.3%)
Altria Group	220,200	9,046
Conagra Brands	422,800	14,629
General Mills	123,450	7,172
JM Smucker	143,300	16,682
Molson Coors Brewing, Cl B	389,000	19,512
Pilgrim’s Pride*	295,200	5,721
Tyson Foods, Cl A	227,700	14,643

		87,405

LSV Value Equity Fund
	Shares	Value (000)
General Merchandise Stores (1.5%)
Big Lots	118,415	$7,067
Target	124,700	22,592

		29,659

Health Care Services (0.6%)
DaVita*	109,000	12,793

Health Care Distributors (1.3%)
Cardinal Health	205,400	11,036
McKesson	88,600	15,458

		26,494

Health Care Facilities (1.0%)
HCA Holdings	72,900	11,844
Universal Health Services, Cl B	76,000	9,476

		21,320

Health Care REIT’s (0.1%)
Industrial Logistics
Properties Trust	66,014	1,400

Health Care Services (2.3%)
Cigna	54,400	11,808
CVS Health	400,300	28,681
Laboratory Corp of America Holdings*	29,200	6,684

		47,173

Homefurnishing Retail (0.5%)
Sleep Number*	92,400	9,955

Hotel & Resort REIT’s (0.2%)
Service Properties Trust	343,400	3,643

Hotels & Lodging (0.2%)
Wyndham Destinations	111,300	4,924

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	82,400	15,251

Human Resource & Employment Services (0.3%)
ManpowerGroup	79,800	7,058

Industrial Machinery (0.7%)
Hillenbrand	168,800	6,938
Snap-on	44,900	8,081

		15,019

Insurance (5.9%)
Aflac	116,265	5,253
Allstate	188,100	20,161
American Equity Investment Life Holding	183,000	5,342
American Financial Group	173,800	16,362

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Insurance (continued)
CNO Financial Group	291,700	$6,187
Hartford Financial Services Group	293,700	14,103
Lincoln National	177,000	8,052
MetLife	287,900	13,862
MGIC Investment	605,100	7,092
Principal Financial Group	161,800	7,972
Prudential Financial	127,300	9,965
Voya Financial	109,100	6,051

		120,402

Investment Banking & Brokerage (1.5%)
Morgan Stanley	456,700	30,622

IT Consulting & Other Services (0.9%)
International Business Machines	107,400	12,793
Science Applications International	56,300	5,406

		18,199

Leasing & Renting (0.4%)
Triton International	197,200	9,138

Machinery (2.9%)
AGCO	150,400	16,679
Allison Transmission Holdings	316,600	12,886
Cummins	68,100	15,964
Oshkosh	148,700	13,619

		59,148

Managed Health Care (0.8%)
Anthem	53,700	15,948

Media & Entertainment (2.0%)
AMC Networks, Cl A*	210,100	10,383
Comcast, Cl A	437,200	21,672
TEGNA	535,300	8,581

		40,636

Metal & Glass Containers (1.1%)
Berry Global Group*	205,750	10,159
O-I Glass, Cl I	482,700	6,101
Silgan Holdings	157,600	5,741

		22,001

Mortgage REITs (0.6%)
Annaly Capital Management	689,400	5,598
Starwood Property Trust	313,800	5,887

		11,485

Motorcycle Manufacturers (0.5%)
Harley-Davidson	260,600	10,447

LSV Value Equity Fund
	Shares	Value (000)
Multi-Utilities (0.7%)
MDU Resources Group	517,500	$13,605

Office REITs (0.6%)
Highwoods Properties	135,000	5,061
Office Properties Income Trust	89,200	2,064
Piedmont Office Realty Trust, Cl A	376,265	5,787

		12,912

Packaged Foods & Meats (0.7%)
Kraft Heinz	394,950	13,235

Paper Packaging (0.8%)
Westrock	369,900	15,325

Petroleum & Fuel Products (2.0%)
ConocoPhillips	150,900	6,041
HollyFrontier	267,500	7,613
Marathon Petroleum	170,700	7,367
Phillips 66	152,000	10,306
Valero Energy	150,900	8,515

		39,842

Pharmaceuticals (6.9%)
AbbVie	182,300	18,682
Bristol-Myers Squibb	573,500	35,230
Jazz Pharmaceuticals*	87,600	13,622
Merck	375,900	28,971
Pfizer	1,182,400	42,449
Viatris, Cl W*	118,644	2,016

		140,970

Real Estate (0.3%)
DiamondRock Hospitality	700,200	5,742

Reinsurance (0.4%)
Everest Re Group	33,800	7,135

Retail (2.2%)
Dick’s Sporting Goods	123,400	8,269
Kohl’s	132,800	5,851
Kroger	763,600	26,345
Macy’s	330,800	4,975

		45,440

Semi-Conductors/Instruments (4.0%)
Applied Materials	176,400	17,054
Cirrus Logic*	41,440	3,883
Intel	833,400	46,262
Micron Technology*	103,100	8,070
Vishay Intertechnology	287,300	6,191

		81,460

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Specialized Consumer Services (0.2%)
H&R Block	291,200	$5,017

Specialized REITs (0.5%)
Iron Mountain	300,000	10,101

Specialty Stores (0.3%)
Office Depot	135,800	5,797

Steel & Steel Works (1.0%)
Reliance Steel & Aluminum	84,200	9,774
Steel Dynamics	290,200	9,945

		19,719

Technology Distributors (1.0%)
Arrow Electronics*	124,500	12,155
Insight Enterprises*	98,100	7,465

		19,620

Telephones & Telecommunications (5.0%)
AT&T	1,282,900	36,729
Ciena*	115,700	6,177
Cisco Systems	312,800	13,945
Juniper Networks	418,900	10,230
Verizon Communications	627,000	34,328

		101,409

Thrifts & Mortgage Finance (0.4%)
Radian Group	395,600	7,596

TOTAL U.S. COMMON STOCK (Cost $1,861,211)		2,023,561

LSV Value Equity Fund
	Face
	Amount
	(000)	Value (000)
Repurchase Agreement (0.7%)
South Street Securities 0.020%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $15,271 (collateralized by various U.S. Treasury obligations, ranging in par value $2,055 - $10,975, 0.125% - 0.375%, 04/15/21 - 01/15/27; total market value $15,577)	$15,271	$15,271

TOTAL REPURCHASE AGREEMENT (Cost $15,271)		15,271

Total Investments – 100.0% (Cost $1,876,482)		$2,038,832

Percentages are based on Net Assets of $2,038,076 (000).

*     Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,023,561	$—	$—	$2,023,561
Repurchase Agreement	—	15,271	—	15,271

Total Investments in Securities	$2,023,561	$15,271	$—	$2,038,832

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-3500

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